CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands	12 Months Ended
Dec. 31, 2008
Revenue:
Subscriber-related revenue	$ 11,455,575
Equipment sales and other revenue	124,255
Equipment sales - EchoStar	11,601
Services and other revenue - EchoStar	25,750
Total revenue	11,617,181
Costs and Expenses:
Subscriber-related expenses (exclusive of depreciation shown below - Note 6)	5,977,355
Satellite and transmission expenses (exclusive of depreciation shown below - Note 6):
EchoStar	305,322
Other	32,407
Equipment, services and other cost of sales	169,917
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies - EchoStar (exclusive of depreciation shown below - Note 6)	167,508
Other subscriber promotion subsidies	1,124,103
Subscriber acquisition advertising	240,130
Total subscriber acquisition costs	1,531,741
General and administrative expenses - EchoStar	53,373
General and administrative expenses	486,717
Depreciation and amortization (Note 6)	1,000,230
Total costs and expenses	9,557,062
Operating income (loss)	2,060,119
Other Income (Expense):
Interest income	52,755
Interest expense, net of amounts capitalized	(368,838)
Other, net	45,391
Total other income (expense)	(270,692)
Income (loss) before income taxes	1,789,427
Income tax (provision) benefit, net (Note 8)	(696,946)
Net income (loss)	1,092,481
Comprehensive Income (Loss):
Unrealized holding gains (losses) on available-for-sale securities	6,436
Recognition of previously unrealized (gains) losses on available-for-sale securities included in net income (loss)	(11,247)
Deferred income tax (expense) benefit	(1,577)
Comprehensive income (loss)	$ 1,086,093